SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenues from External Customers by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenue from External Customer [Line Items]
Revenues	$ 33,264	$ 20,025	[1]	$ 28,340	[1]
Raw materials and equipment [Member]
Revenue from External Customer [Line Items]
Revenues	6,296	3,353		9,427
Electronic monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	5,535	4,437		0
Treatment programs [Member]
Revenue from External Customer [Line Items]
Revenues	3,906	4,530		0
Maintenance, royalties and project management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 17,527	$ 7,705		$ 18,913

[1]	See note 2(x) Reclassifications